EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	BRAZIL — 7.2%
60,580	Arco Platform Ltd. - Class A *	$1,281,267
805,245	Banco Inter S.A. [1]	1,316,270
102,620	CI&T, Inc. - Class A *	1,299,169
327,145	Locaweb Servicos de Internet S.A. *,1	597,599
508,675	Lojas Quero Quero S.A.	971,350
1,397,810	Meliuz S.A. [1]	766,017
		6,231,672
	CHINA — 16.7%
41,220	Agora, Inc. - Class A - ADR *	471,145
1,006,555	AK Medical Holdings Ltd. [1]	708,259
132,625	Amoy Diagnostics Co., Ltd. - Class A	1,205,018
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
322,925	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,610,709
42,800	Dada Nexus Ltd. - ADR *	467,376
617,995	Haitian International Holdings Ltd.	1,607,805
203,765	Hefei Meyer Optoelectronic Technology, Inc. - Class A	1,081,558
366,355	Jiumaojiu International Holdings Ltd. [1]	791,170
865,285	Kangji Medical Holdings Ltd.	949,526
136,350	MicroTech Medical Hangzhou Co., Ltd. - Class H *,1	307,776
171,060	New Horizon Health Ltd. *,1	503,397
515,255	Sanquan Foods Co., Ltd. - Class A	1,290,283
230,920	Sichuan Teway Food Group Co., Ltd. - Class A	766,983
301,780	Venus MedTech Hangzhou, Inc. - Class H *,1	1,168,667
194,833	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,526,522
		14,456,194
	INDIA — 19.9%
64,340	Aavas Financiers Ltd. *	2,496,453
65,445	AIA Engineering Ltd.	1,661,797
974,620	City Union Bank Ltd.	1,888,012
134,980	CreditAccess Grameen Ltd. *	1,143,308
639,575	EPL Ltd.	1,636,339
36,800	GMM Pfaudler Ltd.	2,479,626
49,440	Havells India Ltd.	790,265
31,155	Jubilant Foodworks Ltd.	1,421,448
18,350	Metropolis Healthcare Ltd. [1]	620,564
37,360	Mphasis Ltd.	1,568,915
200,120	Syngene International Ltd. *,1	1,534,979
		17,241,706
	INDONESIA — 3.3%
16,791,365	Ace Hardware Indonesia Tbk P.T.	1,445,976

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
5,729,380	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	$1,394,270
		2,840,246
	MALAYSIA — 2.5%
2,735,350	Frontken Corp. Bhd	2,111,817
	MEXICO — 2.9%
436,605	Regional S.A.B. de C.V. - Class A	2,503,050
	PHILIPPINES — 1.2%
1,811,895	Wilcon Depot, Inc.	1,066,343
	POLAND — 2.6%
29,090	Dino Polska S.A. *,1	2,238,350
	RUSSIA — 3.1%
130,100	Fix Price Group Ltd. - GDR	742,676
26,890	TCS Group Holding PLC - GDR	1,940,404
		2,683,080
	SINGAPORE — 1.6%
649,260	Nanofilm Technologies International Ltd.	1,370,703
	SOUTH AFRICA — 2.1%
94,130	Clicks Group Ltd.	1,807,394
	SOUTH KOREA — 11.6%
9,790	Chunbo Co., Ltd.	2,143,944
6,600	Hansol Chemical Co., Ltd. *	1,186,456
29,410	Kakao Games Corp. *	1,652,749
88,895	Koh Young Technology, Inc. *	1,530,884
13,920	LEENO Industrial, Inc. *	2,160,038
12,540	Tokai Carbon Korea Co., Ltd. *	1,362,374
		10,036,445
	TAIWAN — 18.0%
79,470	Airtac International Group	2,790,114
20,835	ASPEED Technology, Inc.	2,341,303
162,715	Chroma ATE, Inc.	1,268,350
16,255	eMemory Technology, Inc.	948,968
25,805	Parade Technologies Ltd.	1,905,164
119,510	Realtek Semiconductor Corp.	2,318,511
8,395	Silergy Corp.	1,134,705

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
55,940	Voltronic Power Technology Corp.	$2,882,888
		15,590,003
	THAILAND — 2.0%
1,912,380	TOA Paint Thailand PCL	1,758,005
	UNITED KINGDOM — 1.2%
134,730	VTEX - Class A *	1,034,726
	TOTAL COMMON STOCKS
	(Cost $78,964,433)	82,969,734

Principal Amount
	SHORT-TERM INVESTMENTS — 4.8%
$4,120,356	UMB Bank demand deposit, 0.010% [3]	4,120,356
	Total Short-Term Investments
	(Cost $4,120,356)	4,120,356
	TOTAL INVESTMENTS — 100.7%
	(Cost $83,084,789)	87,090,090
	Liabilities in Excess of Other Assets — (0.7)%	(590,325)
	TOTAL NET ASSETS — 100.0%	$86,499,765

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,553,048, which represents 12.20% of Net Assets.
[2]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]The rate is the annualized seven-day yield at period end.